INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
INCOME TAXES
Summary of reconciliation of income taxes at statutory rates with the reported taxes

	2025	2024
Loss before income taxes	$(5,524,828)	$(5,230,946)

Expected income tax (recovery)	(1,492,000)	(1,412,000)
Other	—	—
Items not deductible for income tax purposes	96,000	191,000
Impact of flow through shares	271,000	377,000
Share issue costs	(68,000)	(39,000)
Adjustment to prior years provision versus statutory tax returns and expiry of non-capital losses	(162,000)	—
Change in unrecognized deductible temporary differences	1,355,000	883,000
Total income tax expense (recovery)	$—	$—

Analysis of recognized deferred tax assets and liabilities

Year ended December 31,	2025	2024
Deferred tax liabilities
Marketable securities	$(466,000)	$(14,000)
Loan payable	(1,000)	—

Deferred tax assets
Non-capital losses	467,000	14,000
Net deferred tax assets (liabilities)	$—	$—

Summary of significant components of the temporary differences, unused tax credits and unused tax losses

		Expiry Date
	2025	Range	2024
Exploration and evaluation assets	$3,665,000	No expiry date	$2,419,000
Investment tax credit	$441,000	2030 to 2032	$441,000
Property, plant, and equipment	$18,957,000	No expiry date	$16,220,000
Right-of-use assets/lease liabilities	$8,000	2027 to 2030	$—
Share issue costs	$322,000	2026 to 2029	$177,000
Debt with accretion	$—	No expiry date	$320,000
Asset retirement obligation	$13,754,000	No expiry date	$14,220,000
Non-capital losses available for future periods	$48,620,000	2026 to 2045	$43,005,000